Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Annual Return [Percent]	15.10%	22.29%	(20.13%)